Schedule of Investment in Associate (Details) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of associates [abstract]
Investment in Snow Lake Resources	$ 11,242,193		$ 16,767,507	$ 23,022,266
Opening carrying amount	16,767,507	$ 23,022,266	23,022,266
Fair value of Snow Lake Resources investment at date of deconsolidation				99,709,182
Disposals				(22,056,932)
Loss on disposal on Snow Lake Resources				(9,102,187)
Share of Snow Lake Resources (loss)/profit for period	(862,231)	$ (2,449,281)	(6,254,759)	29,088
Impairment of investment in Snow Lake Resources				(45,556,885)
Closing carrying amount	11,242,193		16,767,507	23,022,266
Less carrying value of net assets on deconsolidation				(7,931,084)
Gain on deconsolidation of Snow Lake Resources				$ 91,778,098
Impairment of investment in Snow Lake Resources	$ (4,663,083)